Capital Stock and Other Related Accounts - Summary of Issued, Paid-in and Registered Capital (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021 Vote $ / shares
Disclosure of capital stock and other capital related accounts [abstract]
Par value per share | $ / shares	$ 0.10
Number of votes per share | Vote	1